Short-term provisions (Tables)	12 Months Ended
Jun. 30, 2022
Short-term provisions
Schedule of short-term provisions

		2022	2021
for the year ended 30 June	Note	Rm	Rm
Other provisions[1]		1 126	3 370
Short-term portion of
long-term provisions	32	1 465	1 197
post-retirement benefit obligations	34	553	497
		3 144	5 064
1

Decrease mainly relates to a provision raised in 2021 for the National Energy Regulator of South Africa's final decision on the maximum gas price methodology for Sasol Gas, which was reclassified to trade and other payables in 2022. Refer note 36.1. The remaining balance includes emission right provisions of R609 million and employee related provisions of approximately R214 million.